Derivative Warrant Liability (Restated) (Details)	12 Months Ended
Dec. 31, 2019 USD ($) shares
Warrants [Abstract]
Beginning balance | $
Warrants, Beginning balance | shares
Issuance of warrants in connection with merger (note 25) | $	$ 16,983,200
Warrants, Issuance of warrants in connection with merger (note 25) | shares	21,229,000
Fair value remeasurement of derivative warrant liability | $	$ (1,273,740)
Warrants, Fair value remeasurement of derivative warrant liability | shares
Ending balance | $	$ 15,709,460
Warrants, Ending balance | shares	21,229,000